Share-based compensation - Schedule of Number of Awards Outstanding and Weighted Average Strike Price (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Share-based Payment Arrangements [Abstract]
Average strike price in USD per share, At beginning of the year (in USD per share) | $ / shares	$ 18.30
Fair value grant date (in USD per share) | $ / shares	2.50
Average strike price in USD per share, Forfeited (in USD per share) | $ / shares	19.59
Average strike price in USD per share, At end of the year (in USD per share) | $ / shares	$ 14.19	$ 18.30
Number of awards, At beginning of the year (in shares) | shares	10,755,494
Number of awards, Granted (in shares) | shares	2,830,741
Number of awards, Forfeited (in shares) | shares	(467,579)
Number of awards, At end of the year (in shares) | shares	13,118,656	10,755,494
Weighted average remaining contractual life of outstanding share options	8 years 6 months 29 days	8 years 5 months 15 days
Weighted average remaining contractual life of granted share options	9 years 11 months 19 days